RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS - Disclosure of financial assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Investments	$ 4,665
Warrants	829
Strategic investments	4,613	$ 33
Total	10,107
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	3,148
Warrants	0
Strategic investments	33
Total	3,181
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	1,258
Warrants	829
Strategic investments	4,580
Total	6,667
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	259
Warrants	0
Strategic investments	0
Total	$ 259